Marketable Securities and Warrants - Schedule of Fair Value of Marketable Securities and Warrants (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current and long-term lease liabilities.
Marketable securities at fair value	$ 2,138	$ 348
Warrants at fair value	212
Marketable Securities and Warrants	$ 2,350	$ 348